Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	620,693,256.78	32,774
Yield Supplement Overcollateralization Amount 12/31/15	26,118,975.56	0
Receivables Balance 12/31/15	646,812,232.34	32,774
Principal Payments	21,740,303.74	514
Defaulted Receivables	1,803,035.43	80
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	24,806,758.80	0
Pool Balance at 01/31/16	598,462,134.37	32,180

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	58.62%

Prepayment ABS Speed	1.44%

Overcollateralization Target Amount	26,930,796.05
Actual Overcollateralization	26,930,796.05

Weighted Average APR	3.71%
Weighted Average APR, Yield Adjusted	5.79%
Weighted Average Remaining Term	50.82

Delinquent Receivables:
Past Due 31-60 days	10,158,282.42	464
Past Due 61-90 days	3,046,879.23	144
Past Due 91-120 days	737,594.60	34
Past Due 121+ days	0.00	0
Total	13,942,756.25	642

Total 31+ Delinquent as % Ending Pool Balance	2.33%

Recoveries	948,777.17

Aggregate Net Losses/(Gains) - January 2016	854,258.26

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.58%
Prior Period Net Loss Ratio	0.91%
Second Prior Period Net Loss Ratio	1.03%
Third Prior Period Net Loss Ratio	1.48%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Flow of Funds	$ Amount

Collections	24,579,727.47
Advances	2,178.94
Investment Earnings on Cash Accounts	4,150.47
Servicing Fee	(539,010.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,047,046.69

Distributions of Available Funds
(1) Class A Interest	546,720.56
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,230,721.90
(7) Distribution to Certificateholders	2,235,917.98
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,047,046.69
Servicing Fee	539,010.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 01/15/16	592,762,060.22
Principal Paid	21,230,721.90
Note Balance @ 02/16/16	571,531,338.32

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2a
Note Balance @ 01/15/16	55,216,030.11
Principal Paid	10,615,360.95
Note Balance @ 02/16/16	44,600,669.16
Note Factor @ 02/16/16	27.8754182%

Class A-2b
Note Balance @ 01/15/16	55,216,030.11
Principal Paid	10,615,360.95
Note Balance @ 02/16/16	44,600,669.16
Note Factor @ 02/16/16	27.8754182%

Class A-3
Note Balance @ 01/15/16	354,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	354,000,000.00
Note Factor @ 02/16/16	100.0000000%

Class A-4
Note Balance @ 01/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	107,600,000.00
Note Factor @ 02/16/16	100.0000000%

Class B
Note Balance @ 01/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	20,730,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	580,406.81
Total Principal Paid	21,230,721.90
Total Paid	21,811,128.71

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	27,608.02
Principal Paid	10,615,360.95
Total Paid to A-2a Holders	10,642,968.97

Class A-2b
One-Month Libor	0.42550%
Coupon	0.65550%
Interest Paid	32,172.54
Principal Paid	10,615,360.95
Total Paid to A-2b Holders	10,647,533.49

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5872601
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4814100
Total Distribution Amount	22.0686701

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1725501
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.3460059
Total A-2a Distribution Amount	66.5185560

A-2b Interest Distribution Amount	0.2010784
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.3460059
Total A-2b Distribution Amount	66.5470843

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/15	126,168.10
Balance as of 01/31/16	128,347.04
Change	2,178.94

Reserve Account
Balance as of 01/15/16	2,527,722.68
Investment Earnings	417.85
Investment Earnings Paid	(417.85)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68